Significant Customer Information and Segment Reporting - Revenue and Percentage of Revenue by Product Family (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 16,900	$ 31,758	$ 31,375	$ 32,055	$ 30,760	$ 35,443	$ 35,420	$ 34,056	$ 31,672	$ 62,167	$ 94,190	$ 125,948	$ 136,591	$ 191,677
Percentage of revenue	100.00%		100.00%							100.00%	100.00%	100.00%	100.00%	100.00%
Broadband DSL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	8,086		17,313							30,477	56,098	72,152	80,385	115,723
Percentage of revenue	48.00%		55.00%							49.00%	60.00%	57.00%	59.00%	60.00%
Communication Processors [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	7,762		11,987							26,432	29,555	41,120	39,858	45,129
Percentage of revenue	46.00%		38.00%							43.00%	31.00%	33.00%	29.00%	24.00%
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,052		$ 2,075							$ 5,258	$ 8,537	$ 12,676	$ 16,349	$ 30,825
Percentage of revenue	6.00%		7.00%							8.00%	9.00%	10.00%	12.00%	16.00%